Goodwill and other intangible assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance at beginning of year	$ 25,627	$ 24,838	$ 23,991
Foreign exchange translation adjustment	(271)	789	847
Balance at end of year	25,356	25,627	24,838
Cayman
Goodwill [Roll Forward]
Balance at beginning of year	551	551	551
Foreign exchange translation adjustment	0	0	0
Balance at end of year	551	551	551
Channel Islands and the UK
Goodwill [Roll Forward]
Balance at beginning of year	22,964	22,245	21,427
Foreign exchange translation adjustment	(226)	719	818
Balance at end of year	22,738	22,964	22,245
Other
Goodwill [Roll Forward]
Balance at beginning of year	2,112	2,042	2,013
Foreign exchange translation adjustment	(45)	70	29
Balance at end of year	$ 2,067	$ 2,112	$ 2,042